Auditor's remuneration (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts		£ 10	£ 8	£ 11
Total Auditor's remuneration		56	51	48
Subsidiaries [member]
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts	[1]	35	32	27
Other audit related fees [member]
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts	[2]	9	9	8
Other services [member]
Auditors' Remuneration By Services [Line Items]
Other services		£ 2	£ 2	£ 2

[1]

Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company

[2]	Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority